Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 390,345	$ 508,875	$ 493,710